UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05968

John Hancock Municipal Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2023:

•John Hancock High Yield Municipal Bond Fund

•John Hancock Municipal Opportunities Fund

•John Hancock Short Duration Municipal Opportunities Fund

Annual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2023

A message to shareholders
Note: Effective June 29, 2023, Kristie M. Feinberg is the President of the John Hancock funds.
Dear shareholder,
Global fixed-income markets declined during the 12 months ended May 31, 2023. Key factors included high inflation levels and efforts by the world’s central banks to curb the inflationary pressures. Although inflation in most regions of the world peaked early on during the period, it remained well above historical averages, so central banks stayed vigilant throughout the 12 months. As a result, benchmark interest rates in many countries reached their highest levels in more than a decade.
In this environment, global bond yields rose sharply, putting significant downward pressure on bond prices. Short-term bond yields rose the most, reflecting the central bank rate hikes. On a regional basis, North American bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds posted the best returns, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
39	Report of independent registered public accounting firm
40	Tax information
41	Statement regarding liquidity risk management
43	Trustees and Officers
47	More information
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2023 (%)

The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds declined
A series of short-term interest rate increases by the U.S. Federal Reserve and significant municipal bond market outflows put downward pressure on high-yield municipal bonds.
The fund trailed its benchmark
The fund declined and underperformed its benchmark, the Bloomberg High Yield Municipal Bond Index.
Healthcare bonds detracted
An overweight position in healthcare-related municipal bonds contributed the most to the underperformance of the index.
PORTFOLIO COMPOSITION AS OF 5/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-23 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2023 (% of net assets)

4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2023?
High-yield municipal bonds declined for the period. Persistently high inflation led the U.S. Federal Reserve (Fed) to raise short-term interest rates a total of eight times over the 12 months, which contributed to a broad rise in bond yields. In addition, the municipal bond market faced significant investor outflows, which put further downward pressure on municipal bond prices. High-yield municipal bonds suffered the brunt of these outflows.
However, the municipal bond market rallied in late 2022 and early 2023 as inflation concerns began to ease, and again in the last few months of the period amid a crisis in the banking sector and expectations that the Fed was near the end of its rate-hike cycle. Nonetheless, high-yield municipal bonds ended the period with a negative overall return.
How were credit conditions in the municipal bond market during the period?
Municipal credit quality remained robust. Over the past three years, state and local tax revenues have outpaced expectations, which has allowed governments to improve pension funding and build up record-high rainy-day funds. Given their strong financial status, we believe state and local governments should be well positioned to handle any forthcoming economic slowdown that may result from the Fed rate hikes.
How did the fund perform?
The fund declined and underperformed its benchmark. The key factor was an overweight position in healthcare-related municipal bonds. The fund holds positions primarily in hospitals and senior living facilities, and a tight labor market for healthcare professionals created challenges for these facilities, particularly in small, rural areas. The fund also had a longer duration (a measure of interest-rate sensitivity) than the index during the period, which was a drag on performance as bond yields rose.
On the positive side, the fund’s holdings of industrial development bonds aided performance, along with selected transportation-related bonds.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

What changes did you make to the portfolio during the period?
We reduced the fund’s holdings in the healthcare sector due to credit concerns stemming from the challenging labor environment and reduced its holdings in development and other revenue-related bonds. We shifted these assets into education bonds, particularly those funding charter schools, and transportation bonds. As part of these changes, the fund’s exposure to lower-rated credits increased, reflecting the attractive values in this segment of the market.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-23	as of 5-31-23	as of 5-31-23
Class A	-7.64	0.02	1.52	0.08	16.23	4.44	4.11	7.50
Class C	-5.45	0.08	1.17	0.41	12.35	3.87	3.52	6.54
Class I1,2	-3.65	0.99	2.04	5.05	22.38	4.78	4.53	8.07
Class R6[1,2]	-3.62	1.05	2.05	5.35	22.53	4.79	4.54	8.09
Index 1††	-2.17	2.53	3.44	13.29	40.22	—	—	—
Index 2††	0.49	1.65	2.28	8.53	25.34	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.96	1.71	0.71	0.68
Net (%)	0.77	1.52	0.62	0.59

Effective Leverage Ratio as of May 31, 2023
Residual Inverse Floating Rate Interests Financing (TOB inverse residuals)	1.56%[3]
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index 1 is the Bloomberg High Yield Municipal Bond Index; Index 2 is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C4	5-31-13	11,235	11,235	14,022	12,534
Class I1,2	5-31-13	12,238	12,238	14,022	12,534
Class R6[1,2]	5-31-13	12,253	12,253	14,022	12,534
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg High Yield Municipal Bond Index tracks the performance of municipal bonds rated below investment grade (BBB/Baa) and those that are unrated.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	Fund employs (TOB inverse residuals) financing. See note 2, Tender Option Bond Transactions, for more information. The effective leverage ratio represents the amount of Floating Rate Interests outstanding at period end as a percentage of Fund net assets plus Floating Rate Interests.
[4]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2022	Ending value on 5-31-2023	Expenses paid during period ended 5-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,022.40	$4.13	0.82%
	Hypothetical example	1,000.00	1,020.80	4.13	0.82%
Class C	Actual expenses/actual returns	1,000.00	1,018.50	7.90	1.57%
	Hypothetical example	1,000.00	1,017.10	7.90	1.57%
Class I	Actual expenses/actual returns	1,000.00	1,023.10	3.33	0.66%
	Hypothetical example	1,000.00	1,021.60	3.33	0.66%
Class R6	Actual expenses/actual returns	1,000.00	1,023.20	3.28	0.65%
	Hypothetical example	1,000.00	1,021.70	3.28	0.65%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-23
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.0%				$158,380,982
(Cost $171,196,344)
Arizona 3.4%				5,560,997
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	635,304
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	920,000	750,611
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-51	1,000,000	815,881
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	390,121
Industrial Development Authority American Leadership Academy (A)	4.000	06-15-57	1,000,000	705,699
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	691,199
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	727,170
Maricopa County Industrial Development Authority Commercial Metals Company Project, AMT (A)	4.000	10-15-47	1,000,000	845,012
Arkansas 0.6%				909,277
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	909,277
California 10.8%				17,687,874
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,003,268
California Community Housing Agency Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	292,541
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-46	100,000	88,875
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	596,796
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	825,000	699,323
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,016,832
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	701,425
California School Finance Authority Valley International Preparatory High School (A)	5.250	03-01-62	1,000,000	772,077
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	$498,028
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(B)	9.145	06-01-55	8,000,000	466,784
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area #2 - Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	890,967
City of Oroville Oroville Hospital	5.250	04-01-49	705,000	572,824
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	339,422
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	690,991
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	366,137
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	656,360
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	282,010
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.391	06-01-66	5,000,000	505,797
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	750,000	718,741
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,022,621
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,934,186
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	2,000,000	2,016,361
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,500,000	1,555,508
Colorado 4.4%				7,107,281
Aerotropolis Regional Transportation Authority Series 2021	4.375	12-01-52	1,000,000	746,682
Colorado Health Facilities Authority Commonspirit Health, Series A-2	4.000	08-01-49	1,000,000	899,403
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,000,000	1,002,827
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	963,753
Longs Peak Metropolitan District, GO (A)	5.250	12-01-51	1,000,000	838,903
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	680,000
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Rampart Range Metropolitan District District No. 5	4.000	12-01-51	1,500,000	$1,038,359
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	8.038	12-01-37	1,333,334	427,363
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	509,991
Connecticut 1.6%				2,648,504
Great Pond Improvement District Great Pond Phase II Project (A)	5.750	10-01-52	1,000,000	988,729
Steel Point Infrastructure Improvement District Steelpointe Harbor Project (A)	4.000	04-01-51	1,000,000	720,224
Town of Hamden Whitney Center Project	5.000	01-01-50	1,175,000	939,551
District of Columbia 2.0%				3,322,668
Metropolitan Washington DC Airports Authority Series C (C)	6.500	10-01-41	3,000,000	3,322,668
Florida 7.6%				12,474,093
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	4.000	10-01-41	700,000	568,557
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	800,000	756,360
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	657,486
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	995,000	870,006
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,500,000	1,273,011
Florida Development Finance Corp River City Science Academy	5.000	07-01-57	680,000	638,915
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	205,309
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	781,252
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	671,326
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	893,708
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	1,000,000	1,014,748
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	977,945
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,000,000	$916,147
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	1,000,000	1,003,211
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	605,000	422,330
Village Community Development District CDD No. 12	4.250	05-01-43	915,000	823,782
Georgia 2.3%				3,705,706
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	500,000	498,239
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	200,000	201,361
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,090,000	1,016,294
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	988,556
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,001,256
Illinois 7.1%				11,592,049
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,049,718
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	483,235
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	1,204,820
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,059,819
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,079,544
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	500,743
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	873,891
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	1,500,000	1,393,943
State of Illinois, GO	4.000	06-01-33	750,000	755,177
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	949,496
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	883,383
Village of Lincolnwood District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,358,280
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana 1.0%				$1,671,465
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	944,392
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	965,000	727,073
Iowa 1.0%				1,600,369
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	800,000	761,261
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	839,108
Kansas 0.3%				567,223
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	640,000	567,223
Kentucky 0.4%				666,741
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	666,741
Louisiana 1.4%				2,295,962
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	982,256
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	250,000	240,283
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,073,423
Maryland 2.6%				4,293,014
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	992,899
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	672,300
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	330,000	271,709
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,094,374
Maryland Economic Development Corp. Port Covington Project	3.250	09-01-30	100,000	91,964
Maryland Economic Development Corp. Port Covington Project	4.000	09-01-50	200,000	161,924
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,007,844
Massachusetts 1.2%				2,002,093
Massachusetts Development Finance Agency Emerson College	5.000	01-01-45	250,000	250,447
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	$250,488
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	670,437
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	895,000	830,721
Michigan 1.6%				2,632,590
City of Detroit, GO	5.500	04-01-37	465,000	483,635
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	497,092
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	836,286
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	815,577
Missouri 1.5%				2,456,565
Health & Educational Facilities Authority Lutheran Senior Service Project, Series A	5.000	02-01-42	750,000	693,345
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,245,000	983,938
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	779,282
Montana 0.3%				484,834
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	600,000	484,834
Nevada 0.3%				475,140
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	705,000	475,140
New Hampshire 0.5%				844,674
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	440,151
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	379,479
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	834,787	25,044
New Jersey 1.4%				2,276,022
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	739,550
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	924,227
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	750,000	612,245
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Mexico 0.3%				$415,455
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	415,455
New York 6.1%				9,989,812
Build NYC Resource Corp. Seton Education Partners Brilla Project (A)	4.000	11-01-41	250,000	201,671
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	750,000	553,083
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	212,683
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	7.995	06-01-60	15,000,000	835,409
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	400,000	404,476
Nassau County Tobacco Settlement Corp. Series D (B)	8.022	06-01-60	12,000,000	662,124
New York Counties Tobacco Trust IV Series F (B)	8.149	06-01-60	17,000,000	897,607
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	831,377
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,001,773
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	936,108
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	173,447
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	5.250	08-01-31	865,000	890,574
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	958,488
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,018,187
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	412,805
Ohio 5.1%				8,311,914
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,500,000	1,330,380
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	1,000,000	925,094
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	6.577	06-01-57	8,000,000	888,482
Northeast Ohio Medical University Series A	4.000	12-01-35	250,000	241,880
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Northeast Ohio Medical University Series A	4.000	12-01-45	225,000	$197,068
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,750,000	1,607,874
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	862,965
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	473,842
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	461,470
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	421,285
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	901,574
Oklahoma 0.9%				1,417,373
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	912,730
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	504,643
Oregon 0.9%				1,550,979
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	652,324
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	898,655
Pennsylvania 2.3%				3,691,624
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	257,283
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	258,748
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	626,572
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	476,737
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,000,000	913,111
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	561,114
Philadelphia Authority for Industrial Development Philadelphia Electrical & Technology Charter High School	4.000	06-01-51	800,000	598,059
Puerto Rico 4.1%				6,690,024
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	3.528	11-01-43	1,456,772	710,176
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A, GO (B)	4.457	07-01-24	15,821	$15,078
Puerto Rico Commonwealth Series A, GO (B)	5.360	07-01-33	60,892	35,688
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	43,427
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	809,820
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	31,670
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	41,418
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	51,615	41,560
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	52,697	53,811
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,584
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	54,416
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	53,732
Puerto Rico Electric Power Authority Series A (E)	7.000	07-01-43	1,250,000	906,250
Puerto Rico Electric Power Authority Series TT (E)	5.000	07-01-24	765,000	545,063
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.853	07-01-26	1,343,000	1,091,349
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	4.582	07-01-31	1,000,000	692,469
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.850	07-01-51	3,450,000	682,760
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	826,753
South Carolina 1.0%				1,573,052
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	1,000,000	828,010
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)	6.500	06-01-51	1,000,000	745,042
Tennessee 2.5%				4,117,382
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	403,223
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	3,720,000	3,714,159
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Texas 8.7%				$14,272,973
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,007,928
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	907,358
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)	10.000	06-01-42	1,000,000	953,178
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	922,067
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	869,751
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	1,000,000	1,003,033
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	500,000	503,915
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,113,483
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,000,795
Gulf Coast Water Authority Thomas S. Mackey Water Treatment Plant Expansion Project, Series A	4.500	08-15-52	400,000	401,283
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	1,000,000	960,790
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	384,027
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	708,122
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	911,312
Port Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	2.750	01-01-36	1,000,000	701,642
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	1,000,000	781,218
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	1,100,000	1,143,071
Utah 1.4%				2,357,833
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	880,829
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	931,561
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	150,000	135,460
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	409,983
20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Vermont 0.7%				$1,061,491
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,210,000	1,061,491
Virgin Islands 0.3%				502,088
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	502,088
Virginia 2.7%				4,349,117
James City County Economic Development Authority Windsormeade, Series A	4.000	06-01-47	660,000	458,367
Tobacco Settlement Financing Corp. Series D (B)	5.999	06-01-47	4,000,000	968,129
Virginia College Building Authority Regent University Project	4.000	06-01-46	250,000	205,522
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	993,472
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,723,627
Washington 0.4%				645,742
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	645,742
West Virginia 0.6%				933,277
City of South Charleston South Charleston Park Place (A)	4.250	06-01-42	1,185,000	933,277
Wisconsin 5.7%				9,225,705
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	523,654
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	259,607
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	800,068
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	838,674
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	733,948
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	402,436
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,932
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	588,868
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	$21,865
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	921,649
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	715,708
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	1,150,000	921,368
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	357,709
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	189,934
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,206,393
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	147,024

Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	850,000	585,868
Corporate bonds 1.6%				$2,660,167
(Cost $5,274,877)
Health care 0.4%				700,785
Health care providers and services 0.4%
Tower Health	4.451	02-01-50	1,566,000	700,785
Industrials 1.2%				1,959,382
Construction and engineering 1.2%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,959,382

	Yield (%)	Shares	Value
Short-term investments 1.0%			$1,561,573
(Cost $1,561,877)
Short-term funds 1.0%
John Hancock Collateral Trust (F)	4.5317(G)	156,229	1,561,573

Total investments (Cost $178,033,098) 99.6%			$162,602,722
Other assets and liabilities, net 0.4%			685,319
Total net assets 100.0%			$163,288,041

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
22	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,157,615 or 32.6% of the fund’s net assets as of 5-31-23.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-23.
At 5-31-23, the aggregate cost of investments for federal income tax purposes was $176,177,364. Net unrealized depreciation aggregated to $13,574,642, of which $4,585,571 related to gross unrealized appreciation and $18,160,213 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.0
Assured Guaranty Municipal Corp.	1.2
TOTAL	3.2
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-23

Assets
Unaffiliated investments, at value (Cost $176,471,221)	$161,041,149
Affiliated investments, at value (Cost $1,561,877)	1,561,573
Total investments, at value (Cost $178,033,098)	162,602,722
Interest receivable	2,709,544
Receivable for fund shares sold	129,109
Receivable for investments sold	848,282
Receivable from affiliates	2,646
Other assets	57,131
Total assets	166,349,434
Liabilities
Payable for floating rate interests issued	2,585,000
Distributions payable	26,565
Payable for fund shares repurchased	358,624
Payable to affiliates
Accounting and legal services fees	12,672
Transfer agent fees	3,282
Distribution and service fees	7,296
Trustees’ fees	301
Other liabilities and accrued expenses	67,653
Total liabilities	3,061,393
Net assets	$163,288,041
Net assets consist of
Paid-in capital	$179,423,184
Total distributable earnings (loss)	(16,135,143)
Net assets	$163,288,041

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($100,499,543 ÷ 15,085,812 shares)[1]	$6.66
Class C ($8,433,509 ÷ 1,265,782 shares)[1]	$6.66
Class I ($47,279,590 ÷ 7,086,991 shares)	$6.67
Class R6 ($7,075,399 ÷ 1,059,677 shares)	$6.68
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-23

Investment income
Interest	$8,032,757
Dividends from affiliated investments	73,861
Total investment income	8,106,618
Expenses
Investment management fees	837,617
Distribution and service fees	341,073
Interest expense	70,544
Accounting and legal services fees	30,178
Transfer agent fees	41,319
Trustees’ fees	3,666
Custodian fees	36,858
State registration fees	76,370
Printing and postage	31,277
Professional fees	60,358
Other	24,513
Total expenses	1,553,773
Less expense reductions	(274,356)
Net expenses	1,279,417
Net investment income	6,827,201
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,687,984)
Affiliated investments	1,661
(2,686,323)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(9,774,159)
Affiliated investments	(377)
(9,774,536)
Net realized and unrealized loss	(12,460,859)
Decrease in net assets from operations	$(5,633,658)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-23	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$6,827,201	$5,447,362
Net realized gain (loss)	(2,686,323)	1,066,516
Change in net unrealized appreciation (depreciation)	(9,774,536)	(22,033,534)
Decrease in net assets resulting from operations	(5,633,658)	(15,519,656)
Distributions to shareholders
From earnings
Class A	(4,411,717)	(4,913,776)
Class C	(299,873)	(393,137)
Class I	(1,553,539)	(926,902)
Class R6	(256,800)	(131,462)
Total distributions	(6,521,929)	(6,365,277)
From fund share transactions	28,199,875	11,854,758
Total increase (decrease)	16,044,288	(10,030,175)
Net assets
Beginning of year	147,243,753	157,273,928
End of year	$163,288,041	$147,243,753
26	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$7.23	$8.26	$7.32	$8.06	$7.93
Net investment income[1]	0.30	0.27	0.28	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.58)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	(0.28)	(0.72)	1.22	(0.28)	0.46
Less distributions
From net investment income	(0.29)	(0.26)	(0.28)	(0.33)	(0.33)
From net realized gain	—	(0.05)	—	(0.13)	—
Total distributions	(0.29)	(0.31)	(0.28)	(0.46)	(0.33)
Net asset value, end of period	$6.66	$7.23	$8.26	$7.32	$8.06
Total return (%)[2,3]	(3.81)	(9.03)	16.83	(3.80)	5.99
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$112	$125	$107	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[4]	0.96	1.03	1.06	1.07
Expenses including reductions	0.84[4]	0.85	0.89	0.92	0.93
Net investment income	4.50	3.32	3.48	3.79	4.10
Portfolio turnover (%)	33	42	34	52	41

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.05%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

CLASS C SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$7.23	$8.26	$7.32	$8.06	$7.93
Net investment income[1]	0.25	0.21	0.22	0.24	0.26
Net realized and unrealized gain (loss) on investments	(0.58)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	(0.33)	(0.78)	1.16	(0.34)	0.40
Less distributions
From net investment income	(0.24)	(0.20)	(0.22)	(0.27)	(0.27)
From net realized gain	—	(0.05)	—	(0.13)	—
Total distributions	(0.24)	(0.25)	(0.22)	(0.40)	(0.27)
Net asset value, end of period	$6.66	$7.23	$8.26	$7.32	$8.06
Total return (%)[2,3]	(4.53)	(9.71)	15.96	(4.52)	5.20
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$15	$20	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80[4]	1.71	1.78	1.81	1.82
Expenses including reductions	1.59[4]	1.60	1.64	1.67	1.68
Net investment income	3.75	2.55	2.75	3.04	3.35
Portfolio turnover (%)	33	42	34	52	41

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.05%.
28	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$7.24	$8.27	$7.33	$8.07	$7.94
Net investment income[1]	0.32	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.59)	(0.99)	0.94	(0.58)	0.14
Total from investment operations	(0.27)	(0.71)	1.23	(0.27)	0.47
Less distributions
From net investment income	(0.30)	(0.27)	(0.29)	(0.34)	(0.34)
From net realized gain	—	(0.05)	—	(0.13)	—
Total distributions	(0.30)	(0.32)	(0.29)	(0.47)	(0.34)
Net asset value, end of period	$6.67	$7.24	$8.27	$7.33	$8.07
Total return (%)[2]	(3.65)	(8.88)	16.99	(3.65)	6.15
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$21	$15	$13	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[3]	0.71	0.78	0.81	0.82
Expenses including reductions	0.69[3]	0.70	0.74	0.77	0.78
Net investment income	4.68	3.48	3.62	3.94	4.23
Portfolio turnover (%)	33	42	34	52	41

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.05%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

CLASS R6 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$7.25	$8.28	$7.34	$8.08	$7.94
Net investment income[1]	0.32	0.28	0.29	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.59)	(0.99)	0.94	(0.59)	0.16
Total from investment operations	(0.27)	(0.71)	1.23	(0.27)	0.49
Less distributions
From net investment income	(0.30)	(0.27)	(0.29)	(0.34)	(0.35)
From net realized gain	—	(0.05)	—	(0.13)	—
Total distributions	(0.30)	(0.32)	(0.29)	(0.47)	(0.35)
Net asset value, end of period	$6.68	$7.25	$8.28	$7.34	$8.08
Total return (%)[2]	(3.62)	(8.83)	17.01	(3.61)	6.31
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$4	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[3]	0.68	0.75	0.78	0.79
Expenses including reductions	0.67[3]	0.67	0.71	0.74	0.75
Net investment income	4.69	3.53	3.66	3.98	4.27
Portfolio turnover (%)	33	42	34	52	41

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.05%.
30	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$158,380,982	—	$158,380,982	—
Corporate bonds	2,660,167	—	2,660,167	—
Short-term investments	1,561,573	$1,561,573	—	—
Total investments in securities	$162,602,722	$1,561,573	$161,041,149	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2023, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
32	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

At May 31, 2023, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$2,585,000
Interest rate (%)	3.44%
Collateral for TOB floaters outstanding	$3,950,547
For the year ended May 31, 2023, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$2,343,654
Average interest rate (%)	3.01%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2023.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2023 were $3,319.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $2,486,355 and a long-term capital loss carryforward of $237,210 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2023 and 2022 was as follows:
	May 31, 2023	May 31, 2022
Ordinary income	$108,401	$103,298
Exempt Income	6,413,528	5,181,323
Long-term capital gains	—	1,080,656
Total	$6,521,929	$6,365,277
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2023, the components of distributable earnings on a tax basis consisted of $184,540 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
34	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.58% of average daily net assets attributable to the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	35

For the year ended May 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$106,425
Class C	8,776
Class I	41,451
Class	Expense reduction
Class R6	$6,636
Total	$163,288

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2023, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $102,614 and $8,454 for Class A and Class C shares, respectively, for the year ended May 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,794 for the year ended May 31, 2023. Of this amount, $4,766 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $29,028 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to August 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2023, CDSCs received by the Distributor amounted to $3,953 and $177 for Class A and Class C shares, respectively.
36	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$256,536	$28,917
Class C	84,537	2,381
Class I	—	9,494
Class R6	—	527
Total	$341,073	$41,319
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2023 and 2022 were as follows:
	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,222,582	$28,448,775	3,241,469	$25,952,812
Distributions reinvested	625,653	4,208,518	584,682	4,670,345
Repurchased	(5,231,450)	(35,147,180)	(3,494,937)	(27,280,431)
Net increase (decrease)	(383,215)	$(2,489,887)	331,214	$3,342,726
Class C shares
Sold	412,855	$2,762,185	104,214	$852,811
Distributions reinvested	44,257	297,799	48,772	390,759
Repurchased	(573,128)	(3,889,779)	(551,761)	(4,418,787)
Net decrease	(116,016)	$(829,795)	(398,775)	$(3,175,217)
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	37

	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	7,521,610	$50,991,850	2,523,277	$20,209,747
Distributions reinvested	218,443	1,468,536	115,588	922,367
Repurchased	(3,548,872)	(23,996,847)	(1,579,882)	(11,994,408)
Net increase	4,191,181	$28,463,539	1,058,983	$9,137,706
Class R6 shares
Sold	804,198	$5,431,322	432,931	$3,328,666
Distributions reinvested	38,132	256,594	16,534	131,443
Repurchased	(392,266)	(2,631,898)	(121,914)	(910,566)
Net increase	450,064	$3,056,018	327,551	$2,549,543
Total net increase	4,142,014	$28,199,875	1,318,973	$11,854,758
Affiliates of the fund owned 9% of shares of Class R6 on May 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $78,867,790 and $50,405,789, respectively, for the year ended May 31, 2023.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	156,229	$2,327,098	$61,958,204	$(62,725,013)	$1,661	$(377)	$73,861	—	$1,561,573
38	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2023.
98.44% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock High Yield Municipal Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
42	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1989	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	43

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

44	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	45

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
46	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	47

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2932965	59A 5/23
7/2023

Annual report
John Hancock
Municipal Opportunities Fund
Fixed income
May 31, 2023

A message to shareholders
Note: Effective June 29, 2023, Kristie M. Feinberg is the President of the John Hancock funds.
Dear shareholder,
Global fixed-income markets declined during the 12 months ended May 31, 2023. Key factors included high inflation levels and efforts by the world’s central banks to curb the inflationary pressures. Although inflation in most regions of the world peaked early on during the period, it remained well above historical averages, so central banks stayed vigilant throughout the 12 months. As a result, benchmark interest rates in many countries reached their highest levels in more than a decade.
In this environment, global bond yields rose sharply, putting significant downward pressure on bond prices. Short-term bond yields rose the most, reflecting the central bank rate hikes. On a regional basis, North American bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds posted the best returns, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Municipal Opportunities Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
45	Financial statements
48	Financial highlights
52	Notes to financial statements
61	Report of independent registered public accounting firm
62	Tax information
63	Statement regarding liquidity risk management
65	Trustees and Officers
69	More information
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2023 (%)

The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Flat performance for municipal bonds
Municipal bonds were little changed overall despite a series of short-term interest rate increases by the U.S. Federal Reserve and significant municipal bond market outflows, which led to a meaningful increase in market volatility.
The fund posted a decline
The fund declined slightly and underperformed its benchmark, the Bloomberg Municipal Bond Index.
Healthcare bonds detracted
An overweight position in healthcare-related municipal bonds contributed the most to the underperformance of the index.
PORTFOLIO COMPOSITION AS OF 5/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	3

QUALITY COMPOSITION AS OF 5/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-23 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2023 (% of net assets)

4	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Management’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2023?
Municipal bonds were largely unchanged for the period, but with substantial volatility along the way. Municipal bonds declined early in the period as persistently high inflation led the U.S. Federal Reserve (Fed) to raise short-term interest rates a total of eight times over the 12 months, which contributed to a broad rise in bond yields. In addition, the municipal bond market faced significant investor outflows, which put further downward pressure on municipal bond prices.
Nonetheless, municipal bonds rallied in late 2022 and early 2023 as inflation concerns began to ease, and they also advanced in the last few months of the period amid a crisis in the banking sector and expectations that the Fed was near the end of its rate-hike cycle. The end result was a small gain for the broad municipal bond indexes.
How were credit conditions in the municipal bond market during the period?
Municipal credit quality remained robust. Over the past three years, state and local tax revenues have outpaced expectations, which has allowed governments to improve pension funding and build up record-high rainy-day funds. Given their strong financial status, we believe state and local governments should be well positioned to handle any forthcoming economic slowdown that may result from the Fed rate hikes.
How did the fund perform?
The fund declined slightly for the period and trailed its benchmark. The key factor was an overweight position in healthcare-related municipal bonds. The fund holds positions primarily in hospitals and senior living facilities, and a tight labor market for healthcare professionals created challenges for these facilities, particularly in small rural areas.
On the positive side, prudent tactical adjustments to the fund’s duration (a measure of interest rate sensitivity) aided fund performance during the period. The fund also benefited from overweight positions in general obligation (GO) bonds and housing-related bonds.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	5

What changes did you make to the portfolio during the period?
We reduced the fund’s holdings in the healthcare sector due to credit concerns stemming from the challenging labor environment, and we also continued to take profits in transportation-related bonds. We shifted these assets into education bonds and state and local GOs, where we found the most attractive values. As part of these changes, we were able to upgrade the fund’s overall credit quality and yield.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-23	as of 5-31-23	as of 5-31-23
Class A	-4.39	0.55	1.55	2.77	16.64	3.16	2.99	5.34
Class C	-2.15	0.61	1.22	3.09	12.85	2.53	2.36	4.27
Class I1,2	-0.39	1.52	2.07	7.84	22.78	3.44	3.37	5.81
Class R6[1,2]	-0.37	1.53	2.06	7.88	22.66	3.46	3.38	5.84
Index††	0.49	1.65	2.28	8.53	25.34	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.87	1.62	0.62	0.59
Net (%)	0.74	1.49	0.59	0.56
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Municipal Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Municipal Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-13	11,285	11,285	12,534
Class I1,2	5-31-13	12,278	12,278	12,534
Class R6[1,2]	5-31-13	12,266	12,266	12,534
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2022	Ending value on 5-31-2023	Expenses paid during period ended 5-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,017.10	$3.62	0.72%
	Hypothetical example	1,000.00	1,021.30	3.63	0.72%
Class C	Actual expenses/actual returns	1,000.00	1,014.40	7.38	1.47%
	Hypothetical example	1,000.00	1,017.60	7.39	1.47%
Class I	Actual expenses/actual returns	1,000.00	1,017.80	2.87	0.57%
	Hypothetical example	1,000.00	1,022.10	2.87	0.57%
Class R6	Actual expenses/actual returns	1,000.00	1,017.90	2.82	0.56%
	Hypothetical example	1,000.00	1,022.10	2.82	0.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-23
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$904,040,885
(Cost $916,950,565)
Alabama 1.1%				9,823,623
Black Belt Energy Gas District Alabama Gas Supply Revenue, Series B	5.250	12-01-53	750,000	805,647
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	497,881
Black Belt Energy Gas District Series D-2 (SOFR + 1.400%) (A)	4.790	07-01-52	1,325,000	1,307,959
Health Care Authority for Baptist Health Affiliate of UAB Health System, Series A	5.000	11-15-37	645,000	686,260
Southeast Alabama Gas Supply District Project No. 2, Series A	4.000	06-01-49	4,545,000	4,538,856
Southeast Energy Authority A Cooperative District Project No. 4, Series B-2 (SOFR + 1.790%) (A)	5.174	05-01-53	2,000,000	1,987,020
Alaska 1.0%				9,195,793
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,220,000	2,176,369
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-52	2,500,000	2,605,134
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-34	2,165,000	2,220,260
Alaska Municipal Bond Bank Authority Series 4, AMT (B)	5.000	12-01-35	1,145,000	1,167,509
Northern Tobacco Securitization Corp. Series A-1	5.000	06-01-25	1,000,000	1,026,521
Arizona 1.4%				12,684,337
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	4.430	07-01-33	850,000	815,220
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (C)	5.000	07-01-43	750,000	702,122
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,021,095
Arizona Industrial Development Authority Jerome Facilities Project, Series B	4.000	07-01-51	500,000	407,941
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	1,500,000	1,537,640
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (B)	5.500	07-01-28	1,000,000	1,123,160
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	2,752,328
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.500	09-01-32	1,200,000	$1,179,440
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (C)	5.750	09-01-45	1,000,000	963,473
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	509,453
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	700,000	738,908
Maricopa County Industrial Development Authority Legacy Cares Project (C)	2.100	07-01-26	1,000,000	933,557
California 7.2%				65,628,001
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,839
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,250,000	2,250,362
California Community Choice Financing Authority Clean Energy Project, Series B-1	5.000	07-01-53	1,500,000	1,572,889
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	3,000,000	3,135,844
California Community College Financing Authority Napa Valley College Project, Series A (C)	4.250	07-01-32	500,000	470,439
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,001,056
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	4,000,000	4,212,300
California Health Facilities Financing Authority Cedars Sinai Health System, Series A	4.000	08-15-48	1,000,000	968,918
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	994,048
California Infrastructure & Economic Development Bank Colburn School (SIFMA + 0.900%) (A)	4.310	08-01-72	1,500,000	1,453,493
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-27	100,000	104,787
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-28	115,000	121,673
12	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (B)	5.000	11-01-29	100,000	$107,040
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,572,044
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	1,250,000	1,216,293
California Pollution Control Financing Authority Poseidon Resources LP Desalination Project, AMT (C)	5.000	07-01-36	750,000	789,416
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	1,971,317
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,008,887
California School Finance Authority John Adams Academies, Series A (C)	4.500	07-01-32	825,000	773,915
California State Public Works Board Series B	5.000	10-01-39	1,000,000	1,014,373
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	1,869,587
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,387,207
City of Oroville Oroville Hospital	5.250	04-01-49	3,000,000	2,437,548
Compton Community Redevelopment Agency Successor Agency Series A (B)	5.250	08-01-32	1,000,000	1,136,570
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (C)	3.250	04-01-57	425,000	293,671
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,041,406
Los Angeles Department of Water & Power Series D	5.000	07-01-52	2,000,000	2,191,480
Los Angeles Department of Water & Power Series E	5.000	07-01-28	1,000,000	1,111,174
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,555,873
M-S-R Energy Authority Series B	6.500	11-01-39	1,000,000	1,160,910
M-S-R Energy Authority Series B	7.000	11-01-34	2,500,000	3,005,139
Newark Unified School District Series B, GO (B)	4.000	08-01-38	50,000	50,389
Newark Unified School District Series B, GO (B)	4.000	08-01-40	260,000	260,488
Newark Unified School District Series B, GO (B)	4.000	08-01-42	975,000	968,296
San Bernardino County Transportation Authority Series A	4.000	03-01-38	1,000,000	1,042,010
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Diego Unified School District Series I, GO (D)	4.168	07-01-39	1,250,000	$641,932
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	2,095,000	2,256,252
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-38	1,000,000	1,046,526
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-39	1,510,000	1,575,893
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,538,782
San Joaquin Area Flood Control Agency Smith Canal Area Assessment (B)	3.250	10-01-40	1,000,000	863,476
State of California, GO	3.500	12-01-27	720,000	731,028
State of California, GO	3.650	12-01-28	550,000	565,251
State of California, GO	3.800	12-01-29	425,000	444,362
State of California, GO	5.000	04-01-32	5,000,000	5,884,937
University of California Series BM	5.000	05-15-35	1,000,000	1,203,310
Windsor Unified School District Election 2016, GO (B)	4.000	08-01-46	2,695,000	2,624,571
Colorado 4.1%				37,708,561
City & County of Denver Company Airport System Revenue Series D, AMT	5.500	11-15-29	10,000,000	11,144,074
Colorado Bridge Enterprise Series T, AMT	4.000	06-30-27	4,475,000	4,512,119
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,000,027
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-26	350,000	363,241
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-28	1,000,000	1,064,568
Colorado Health Facilities Authority Commonspirit Health Series A	5.000	11-01-29	800,000	861,042
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	491,739
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	1,375,744
Colorado Health Facilities Authority Intermountain Healthcare, Series B	5.000	05-15-62	1,000,000	1,051,950
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-33	1,620,000	1,645,563
14	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Denver Convention Center Hotel Authority Series 2016	5.000	12-01-40	1,000,000	$973,362
Fiddler’s Business Improvement District Greenwood Village, GO (C)	5.000	12-01-32	250,000	251,866
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-25	135,000	138,929
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-26	145,000	151,433
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-27	125,000	132,568
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-28	70,000	75,400
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-29	45,000	49,159
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (B)	5.000	12-01-30	15,000	16,587
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-29	210,000	220,555
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-31	240,000	251,459
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-34	125,000	130,689
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-42	350,000	340,046
Heritage Ridge Metropolitan District Series A, GO (B)	4.000	12-01-51	850,000	794,320
Park Creek Metropolitan District Series A	5.000	12-01-45	4,265,000	4,277,097
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	3,734,161
Rendezvous Residential Metropolitan District, GO (B)	2.000	12-01-29	325,000	286,627
Rendezvous Residential Metropolitan District, GO (B)	2.125	12-01-30	500,000	439,514
Rendezvous Residential Metropolitan District, GO (B)	2.250	12-01-32	450,000	386,014
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	500,000	480,300
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (D)	8.038	12-01-37	3,333,333	1,068,408
Connecticut 1.6%				14,300,022
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	750,000	796,673
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	500,000	528,755
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-41	750,000	$790,451
Connecticut State Health & Educational Facilities Authority Series A	2.800	07-01-48	1,500,000	1,465,765
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	2,000,000	1,865,458
Harbor Point Infrastructure Improvement District Harbor Point Project (C)	5.000	04-01-39	3,500,000	3,463,846
State of Connecticut Series C, GO	4.000	06-01-39	1,000,000	1,004,784
State of Connecticut Series D, GO	5.000	09-15-30	650,000	737,190
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,497,839
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,077,222
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,072,039
Delaware 0.8%				7,607,020
Delaware River & Bay Authority	5.000	01-01-34	450,000	523,141
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,950,000	1,819,751
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	4,000,000	3,627,655
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	453,457
Delaware Transportation Authority Transportation System Senior Revenue	3.000	07-01-35	1,225,000	1,183,016
District of Columbia 0.6%				5,698,994
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,069,292
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,582,232
District of Columbia The Catholic University of America	5.000	10-01-32	35,000	37,256
Metropolitan Washington DC Airports Authority Series C (B)	6.500	10-01-41	1,815,000	2,010,214
16	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 8.6%				$78,761,643
Alachua County Health Facilities Authority Oak Hammock at the University of Florida, Inc. Project	4.000	10-01-40	1,250,000	982,818
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	1,000,000	995,420
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	840,610
City of Jacksonville Series A	5.000	10-01-32	150,000	175,759
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	540,249
County of Broward Series A, AMT	5.000	10-01-28	1,500,000	1,592,801
County of Lake Imagine South Lake Charter School Project, Series A (C)	5.000	01-15-54	225,000	196,735
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,794,212
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,311,182
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,396,902
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-38	2,750,000	2,914,041
County of Miami-Dade Seaport Department Series A, AMT	5.250	10-01-52	500,000	526,880
County of Miami-Dade Seaport Department Series A-1, AMT (B)	4.000	10-01-45	1,000,000	933,245
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,956,663
County of Miami-Dade Transit System Series A	4.000	07-01-49	1,000,000	945,699
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	132,908
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	154,645
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-27	125,000	130,176
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	189,357
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	425,000	449,613
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,062,783
Duval County Public Schools School Board Certificates of Participation Series A (B)	5.000	07-01-30	500,000	560,251
Duval County Public Schools School Board Certificates of Participation Series A (B)	5.000	07-01-31	250,000	279,334
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,315,000	$2,015,603
Florida Development Finance Corp. IPS Florida LLC (C)	5.250	06-15-29	700,000	690,744
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	334,250
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	730,000	724,697
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,343,757
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (C)	5.250	08-01-29	1,000,000	954,807
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	844,761
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	426,738
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	471,592
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	483,876
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	512,263
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	545,590
Florida Higher Educational Facilities Financial Authority Jacksonville University (C)	4.500	06-01-33	4,035,000	3,896,246
Florida State Board of Governors Polytech University, Series A (B)	4.250	07-01-38	1,000,000	994,549
Hillsborough County Aviation Authority Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,039,133
Lee County School Board Certificates of Participation, Series A	4.000	08-01-46	1,000,000	952,439
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-51	1,500,000	1,308,027
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	8,030,000	8,034,730
Miami-Dade County Health Facilities Authority Nicklaus Children’s Hospital	5.000	08-01-47	1,500,000	1,525,344
Miami-Dade County Industrial Development Authority Waste Management, Inc.	3.875	09-01-27	1,145,000	1,144,287
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	500,000	502,875
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	250,000	254,813
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	1,000,000	1,071,445
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-42	1,250,000	1,334,000
18	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	$3,145,616
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,640,621
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	350,000	371,093
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	2,785,000	2,813,034
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	291,339
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	2,000,000	1,832,293
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,500,000	1,268,117
Polk County Industrial Development Authority Mineral Development LLC, AMT (C)	5.875	01-01-33	1,750,000	1,755,619
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	700,000	488,646
University of Florida Department of Housing & Residence Series A	4.000	07-01-35	3,165,000	3,253,660
Village Community Development District CDD No. 6 (B)	4.000	05-01-37	430,000	432,756
Georgia 3.2%				28,757,686
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	1,230,000	1,367,757
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,768,749
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,000,000	1,006,803
Decatur Public Facilities Authority Decatur City Projects, GO	3.000	02-01-47	1,000,000	783,182
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	2,350,000	1,869,081
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,000,000	996,193
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	249,387
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	931,686
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,250,000	3,030,235
Georgia Ports Authority	4.000	07-01-52	1,000,000	973,780
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	2,000,000	$1,990,940
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	1,435,000	1,488,475
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	988,744
Main Street Natural Gas, Inc. Series A	5.000	06-01-53	4,000,000	4,160,580
Municipal Electric Authority of Georgia Series EE (B)	7.250	01-01-24	2,000,000	2,042,741
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,197,774
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	1,750,000	1,587,293
Private Colleges & Universities Authority Mercer University Project	5.000	10-01-28	300,000	324,286
Guam 0.0%				181,316
Guam International Airport Authority Series C, AMT (B)	6.125	10-01-43	180,000	181,316
Hawaii 0.2%				1,545,034
State of Hawaii Airports System Revenue Series A, AMT	5.000	07-01-48	1,000,000	1,020,135
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	524,899
Illinois 8.9%				81,365,140
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,414,599
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,660,038
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,827,423
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	1,052,311
Chicago O’Hare International Airport Customer Facility Charge (B)	5.500	01-01-43	2,000,000	2,002,359
Chicago O’Hare International Airport Series A, AMT	5.000	01-01-53	1,500,000	1,527,049
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,747,441
City of Chicago 2nd Lien Project	3.150	11-01-24	500,000	495,679
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,251,613
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,053,119
City of Chicago Series C	5.000	01-01-39	3,000,000	3,026,806
20	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
County of Cook Series B	5.000	11-15-29	225,000	$247,293
Illinois Finance Authority DePaul College Prep Foundation, Series A (C)	4.500	08-01-33	1,155,000	1,137,352
Illinois Finance Authority Dominican University	5.000	03-01-27	510,000	514,993
Illinois Finance Authority Dominican University	5.000	03-01-29	560,000	569,742
Illinois Finance Authority Dominican University	5.000	03-01-31	620,000	632,789
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	681,690
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,119,901
Illinois State Toll Highway Authority Series A	5.000	01-01-45	2,365,000	2,513,749
Metropolitan Pier & Exposition Authority McCormick Place Expansion	4.000	12-15-42	2,000,000	1,858,591
Metropolitan Pier & Exposition Authority McCormick Place Expansion	5.000	12-15-27	3,345,000	3,425,522
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	713,635
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,889,462
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	960,928
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,065,668
Sales Tax Securitization Corp. Series A	5.000	01-01-37	4,215,000	4,407,072
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,352,923
Sales Tax Securitization Corp. Series D (E)	5.000	01-01-36	1,100,000	1,198,429
Sales Tax Securitization Corp. Series D (E)	5.000	01-01-37	1,310,000	1,409,970
Sales Tax Securitization Corp. Series D (E)	5.000	01-01-38	1,385,000	1,465,875
Sales Tax Securitization Corp. Series D (E)	5.000	01-01-39	1,520,000	1,603,176
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-37	1,210,000	1,323,839
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-39	1,345,000	1,458,440
South Suburban College Community School District No. 510, GO (B)	5.250	12-01-41	1,490,000	1,607,623
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,891,765
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,107,038
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series A, GO	5.000	05-01-40	400,000	$411,999
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	1,997,068
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,211,014
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,761,404
State of Illinois, GO (B)	4.000	02-01-31	1,000,000	1,019,104
State of Illinois, GO (B)	5.500	07-01-38	1,000,000	1,002,017
State of Illinois, GO	5.500	07-01-38	1,000,000	1,002,017
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (C)	5.000	01-01-55	625,000	552,114
Village of Lincolnwood District 1860 Development Project, Series A (C)	4.820	01-01-41	4,750,000	4,301,220
Winnebago & Boone Counties School District No. 205 Rockford, GO (B)	5.000	02-01-32	3,500,000	3,891,281
Indiana 1.9%				17,758,762
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,900,726
Greensburg Building Corp. Fire Station Project, Series A (B)	5.000	07-15-33	1,555,000	1,759,962
Greensburg Building Corp. Public Works Building Project, Series B (B)	5.000	07-15-33	1,195,000	1,352,554
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	979,418
Indiana Finance Authority Polyflow Industry Project, AMT (C)	7.000	03-01-39	1,210,000	911,667
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-24	500,000	501,820
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	502,645
Indiana Municipal Power Agency Series A	5.000	01-01-42	2,550,000	2,676,423
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	405,000	435,719
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,295,000	1,407,217
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	450,000	493,131
22	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	750,000	$823,424
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	600,000	658,224
Indianapolis Local Public Improvement Bond Bank Stormwater Project, Series C	4.000	01-01-47	1,395,000	1,355,832
Iowa 0.4%				3,157,263
Harlan Community School District, GO (B)	4.000	06-01-32	515,000	545,519
Harlan Community School District, GO (B)	4.000	06-01-33	540,000	569,846
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,041,898
Kansas 0.1%				911,985
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	515,000	456,437
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	500,000	455,548
Kentucky 0.9%				7,797,128
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,091,428
Eastern Kentucky University Series A	5.000	04-01-27	480,000	508,218
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	444,494
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	634,164
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	598,643
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,298,408
Woodford County School District Finance Corp. Series A (B)	6.000	08-01-31	1,015,000	1,221,773
Louisiana 2.6%				23,726,708
City of Shreveport Water & Sewer Revenue	5.000	12-01-40	650,000	660,081
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (C)	6.375	06-15-53	3,500,000	3,437,895
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	$670,694
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	5,000,000	5,289,425
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,000,000	4,744,982
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-42	2,500,000	2,544,796
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (B)	5.000	10-01-48	1,000,000	1,039,211
New Orleans Aviation Board Series B, AMT	5.000	01-01-39	375,000	398,264
New Orleans Aviation Board Series B, AMT	5.000	01-01-40	1,420,000	1,501,414
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	719,040
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	505,843
St. James Parish NuStar Logistics LP Project (C)	5.850	08-01-41	1,000,000	1,023,593
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,191,470
Maryland 0.7%				6,603,229
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	1,899,606
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,031,725
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	553,321
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	556,847
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	500,000	554,817
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	987,288
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,019,625
24	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 4.3%				$38,922,110
Commonwealth of Massachusetts Series D, GO	4.000	11-01-35	1,000,000	1,045,081
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,385,000	3,552,320
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A 1	4.000	07-01-36	2,900,000	2,992,484
Massachusetts Development Finance Agency Boston Medical Center, Series D	5.000	07-01-44	3,385,000	3,420,470
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	1,500,000	1,408,161
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,000,000	1,046,926
Massachusetts Development Finance Agency Boston University, Series BB1	5.000	10-01-46	580,000	597,050
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,058,050
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	3,000,000	3,082,357
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	740,945
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,000,000	976,581
Massachusetts Development Finance Agency Newbridge Charles, Inc. (C)	5.000	10-01-37	2,000,000	1,903,487
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-47	2,060,000	1,841,466
Massachusetts Development Finance Agency Northeastern University	5.000	10-01-31	1,000,000	1,162,220
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	820,000	854,090
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,504,842
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	20,000	21,322
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-52	3,250,000	3,342,262
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	353,521
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,255,000	1,151,446
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,044,353
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,026,322
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	1,000,000	1,079,692
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	25

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts School Building Authority Series B	5.000	11-15-36	1,670,000	$1,759,227
Town of Andover, GO	4.000	07-15-52	2,000,000	1,957,435
Michigan 2.5%				22,747,556
Bloomfield Hills School District, GO	5.000	05-01-31	1,150,000	1,323,375
City of Detroit, GO	5.000	04-01-24	300,000	301,504
City of Detroit, GO	5.000	04-01-26	660,000	668,853
City of Detroit, GO	5.000	04-01-30	800,000	827,270
City of Detroit, GO	5.500	04-01-32	295,000	313,225
City of Detroit, GO	5.500	04-01-33	470,000	498,685
City of Detroit, GO	5.500	04-01-34	330,000	349,953
City of Detroit, GO	5.500	04-01-39	645,000	665,448
Detroit City School District School Building and Site Improvement, Series A, GO (B)	5.250	05-01-32	1,100,000	1,270,803
Detroit Downtown Development Authority Catalyst Development Project, Series A (B)	5.000	07-01-43	1,000,000	1,003,232
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,184,730
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	527,761
Michigan Finance Authority Beaumont-Spectrum Consolidation (SIFMA + 0.750%) (A)	4.160	04-15-47	1,750,000	1,713,105
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,024,158
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	205,000	190,201
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	540,000	435,360
Michigan Finance Authority Local Government Loan Program (B)	5.000	07-01-36	250,000	252,225
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	1,500,000	1,491,276
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,483,587
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,597,199
Michigan State University Series C	4.000	02-15-39	2,000,000	1,936,644
Oakland University Series B	5.000	03-01-34	615,000	688,962
Minnesota 0.1%				1,269,005
Minnesota Housing Finance Agency Series A	2.950	02-01-46	869,123	794,188
26	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.000	12-01-34	500,000	$474,817
Mississippi 0.3%				2,876,628
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	1,000,013
Mississippi Development Bank Magnolia Regional Health Center Project (C)	4.000	10-01-41	1,000,000	826,711
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,049,904
Missouri 1.3%				11,599,615
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (B)	5.000	04-15-37	335,000	362,404
Andrew County Reorganized School District No. 3 Certificates of Participation, Series A (B)	5.000	04-15-38	380,000	408,176
Kansas City Industrial Development Authority Kansas City International Airport Terminal, AMT	4.000	03-01-45	1,000,000	931,259
Missouri Development Finance Board Infrastructure Facilities Revenue (B)	5.000	06-01-28	2,000,000	2,171,552
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	1,000,000	1,125,863
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,280,782
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	813,327
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,123,884
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	565,819
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	823,228
Ozark Reorganized School District No. R-06 School Building, GO (B)	6.000	03-01-32	825,000	1,009,223
Taney County Industrial Development Authority Big Cedar Infrastructure Project (C)	5.000	10-01-33	1,000,000	984,098
Nevada 0.8%				7,456,775
City of Henderson Series A-1, GO	4.000	06-01-36	1,000,000	1,027,972
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,035,030
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	3,009,884
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	27

	Rate (%)	Maturity date	Par value^	Value
Nevada (continued)
Washoe County School District School Improvement, Series A, GO (B)	3.000	06-01-34	2,490,000	$2,383,889
New Hampshire 0.5%				4,723,692
New Hampshire Business Finance Authority Series A (C)	3.625	07-01-43	1,500,000	1,138,438
New Hampshire Health and Education Facilities Authority Act Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,585,254
New Jersey 3.2%				29,606,655
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,540,143
County of Somerset Series A & C, GO	3.000	07-15-30	1,010,000	996,486
New Jersey Economic Development Authority Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	1,721,979
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	1,972,132
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,084,106
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,500,000	2,675,315
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-36	1,000,000	1,075,027
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-37	1,000,000	1,064,117
New Jersey Economic Development Authority Series SSS (E)	5.250	06-15-39	1,000,000	1,053,291
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,504,202
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,255,000	2,287,226
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,500,000	1,483,076
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,248
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-44	1,415,000	1,422,697
New Jersey Transportation Trust Fund Authority Series AA	5.250	06-15-43	1,000,000	1,048,839
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,837,789
New Jersey Transportation Trust Fund Authority Series C (B)(D)	3.753	12-15-31	750,000	544,995
State of New Jersey, GO	2.000	06-01-29	2,500,000	2,231,028
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,510,959
28	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Mexico 0.1%				$1,068,300
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,043,491
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,809
New York 8.1%				74,103,221
Battery Park City Authority Series A	5.000	11-01-49	1,600,000	1,720,615
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,017,585
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-57	1,000,000	1,012,284
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,000,000	1,008,664
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (C)	4.000	11-01-51	505,000	372,409
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,500,000	1,519,501
City of Yonkers Series F, GO (B)	5.000	11-15-28	250,000	276,294
City of Yonkers Series F, GO (B)	5.000	11-15-29	250,000	281,579
City of Yonkers Series F, GO (B)	5.000	11-15-29	390,000	439,263
City of Yonkers Series F, GO (B)	5.000	11-15-31	300,000	348,034
City of Yonkers Series F, GO (B)	5.000	11-15-32	250,000	293,394
City of Yonkers Series G, GO (B)	5.000	11-15-30	375,000	429,063
City of Yonkers Series G, GO (B)	5.000	11-15-30	410,000	469,109
City of Yonkers Series G, GO (B)	5.000	11-15-31	430,000	498,849
City of Yonkers Series G, GO (B)	5.000	11-15-32	200,000	234,715
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-33	150,000	175,379
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-34	200,000	233,236
Dutchess County Local Development Corp. Marist College Project	5.000	07-01-35	250,000	287,876
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	847,429
Long Island Power Authority Series C (SIFMA + 0.450%) (A)	3.860	09-01-38	1,000,000	995,104
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	29

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority Series A-1	5.000	11-15-45	2,000,000	$2,002,435
Metropolitan Transportation Authority Series A-2	5.000	11-15-27	1,250,000	1,297,072
Metropolitan Transportation Authority Series C (B)	4.000	11-15-47	2,165,000	2,079,715
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	516,855
New York City Industrial Development Agency Yankee Stadium Project Pilot (B)	5.000	03-01-28	350,000	374,386
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series AA-2	4.000	06-15-43	1,225,000	1,219,919
New York City Municipal Water Finance Authority 2nd General Resolution Fiscal 2021, Series CC-1	5.000	06-15-51	2,925,000	3,134,201
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	1,000,000	1,008,333
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	3,030,550
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	348,529
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	245,040
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	325,511
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	2,100,000	2,105,952
New York City Transitional Finance Authority Series E-1	5.000	11-01-29	1,000,000	1,123,064
New York Liberty Development Corp. World Trade Center, Class 2-3 (C)	5.150	11-15-34	2,500,000	2,504,431
New York Power Authority Green Transmission Project, Series A (B)	4.000	11-15-52	4,000,000	3,807,321
New York Power Authority Series A	4.000	11-15-45	500,000	494,263
New York State Dormitory Authority Garnet Health Medical Center (C)	5.000	12-01-40	1,000,000	962,277
New York State Dormitory Authority General Purpose, Series A	4.000	03-15-37	2,500,000	2,543,728
New York State Dormitory Authority General Purpose, Series D	4.000	02-15-39	2,500,000	2,506,287
New York State Dormitory Authority Northwell Health Obligation Group	5.000	05-01-37	1,000,000	1,080,270
New York State Dormitory Authority Series A	4.000	03-15-37	1,000,000	1,016,511
New York State Dormitory Authority Teachers College	4.000	07-01-46	750,000	707,296
30	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, AMT	2.750	09-01-50	3,595,000	$3,418,850
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	1,000,000	1,011,956
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,999,068
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	155,000	144,982
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,916,976
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	4.000	12-01-42	600,000	545,369
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-24	1,250,000	1,263,259
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,121,494
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,431,695
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	411,226
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,100,972
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	400,000	463,378
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	500,000	484,115
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	469,433
Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	532,945
Triborough Bridge & Tunnel Authority Series A-1	4.000	05-15-46	210,000	201,324
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,400,000	1,543,613
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,775,000	1,883,762
TSASC, Inc. Series B	5.000	06-01-23	2,500,000	2,500,000
Westchester County Local Development Corp. Purchase Senior Learning Community Inc. Project, Series B (C)	3.600	07-01-29	2,000,000	1,764,476
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	31

	Rate (%)	Maturity date	Par value^	Value
North Carolina 0.4%				$3,922,071
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (B)	5.250	07-01-40	1,060,000	1,157,567
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,630,000	2,764,504
Ohio 3.2%				28,981,958
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	890,000	906,609
City of Cleveland Series A, GO	5.000	12-01-44	625,000	678,350
City of Cleveland Series A, GO	5.000	12-01-51	1,000,000	1,072,467
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	853,276
Copley-Fairlawn City School District, GO	5.000	12-01-41	815,000	860,706
Copley-Fairlawn City School District, GO	5.000	12-01-42	935,000	985,219
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	736,919
County of Hamilton Life Enriching Communities	5.000	01-01-46	1,000,000	868,255
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,072,562
Cuyahoga Falls City School District Certificates of Participation (B)	5.000	12-01-38	500,000	528,716
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,016,863
Miami University Series A	5.000	09-01-33	1,055,000	1,216,763
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	1,920,170
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,443,938
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	987,630
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,000,000	986,843
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (C)	4.250	01-15-38	1,000,000	947,684
Ohio Turnpike & Infrastructure Commission Infrastructure Projects, Series A	5.000	02-15-39	1,000,000	1,124,547
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-28	250,000	275,700
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-29	1,050,000	1,179,003
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-30	900,000	1,028,590
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	06-01-31	700,000	813,073
32	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Water Development Authority Drinking Water Assistance Fund, Series A	5.000	12-01-32	650,000	$770,982
State of Ohio Highway Capital Improvement, Series W, GO	5.000	05-01-32	620,000	707,206
State of Ohio Portsmouth Bypass Project, AMT (B)	5.000	12-31-35	750,000	754,219
State of Ohio Portsmouth Bypass Project, AMT	5.000	12-31-39	2,050,000	2,037,105
University of Cincinnati Series A	5.000	06-01-44	200,000	208,563
Oklahoma 0.9%				8,494,746
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,106,258
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,885,499
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	1,983,893
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	530,811
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,010,240
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	1,000,000	978,045
Oregon 0.7%				6,202,742
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,340,000	1,302,289
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,549,976
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,990,000	1,999,430
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	150,000	156,574
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	194,473
Pennsylvania 3.8%				34,948,831
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-33	610,000	687,796
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	528,420
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	740,000	380,779
Chester County Industrial Development Authority Longwood Gardens, Inc., Project	4.000	12-01-46	1,250,000	1,201,109
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	33

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	$2,270,742
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,020,088
City of Philadelphia Airport Revenue Private Activity, AMT (B)	4.000	07-01-46	1,100,000	1,022,340
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-26	1,500,000	1,570,297
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,250,000	1,332,570
Delaware Valley Regional Finance Authority Series A	4.000	03-01-35	1,235,000	1,284,125
Greater Greensburg Sewer Authority Series A (B)	5.000	03-15-30	110,000	122,367
Greater Greensburg Sewer Authority Series B (B)	5.000	03-15-33	100,000	115,360
Greater Greensburg Sewer Authority Series C (B)	5.000	03-15-34	245,000	280,457
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	2,965,000	2,685,038
Montgomery County Higher Education & Health Authority Thomas Jefferson University, Series B	4.000	05-01-35	600,000	595,710
Pennsylvania Economic Development Financing Authority PennDOT Major Bridges Project, AMT (B)	5.000	12-31-57	5,000,000	5,104,187
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	984,128
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,037,872
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	281,637
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	286,242
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	288,777
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	289,068
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	287,328
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	250,000	283,466
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	279,877
Pennsylvania Turnpike Commission Series C	5.000	12-01-44	1,630,000	1,648,610
34	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-27	615,000	$645,832
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-28	645,000	685,615
Philadelphia Authority for Industrial Development Holy Family University Project (E)	5.000	09-01-29	680,000	730,410
Philadelphia Gas Works Company 1998 General Ordinance, Fifteenth Series	5.000	08-01-42	2,000,000	2,058,929
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-28	3,425,000	3,686,061
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (B)	5.000	02-01-29	250,000	273,594
Puerto Rico 1.3%				12,023,684
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	3.528	11-01-43	4,163,914	2,029,908
Puerto Rico Commonwealth Series A, GO (D)	4.457	07-01-24	28,321	26,991
Puerto Rico Commonwealth Series A, GO (D)	5.360	07-01-33	109,001	63,884
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	84,700	77,738
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	76,134	68,012
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	65,344	56,693
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	88,842	74,143
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	92,394	74,395
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	94,333	96,327
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	93,478	97,709
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	91,962	97,409
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	89,322	96,185
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,999,999
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.582	07-01-31	2,989,000	2,069,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.850	07-01-51	1,400,000	277,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	5,200,000	4,817,439
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	35

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.4%				$3,438,335
Rhode Island Health and Educational Building Corp. Providence College	5.000	11-01-53	1,500,000	1,591,377
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,885,000	1,846,958
South Carolina 1.2%				11,286,448
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	165,000	195,011
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	293,400
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	347,534
Patriots Energy Group Financing Agency Series A	4.000	10-01-48	3,400,000	3,404,258
Richland County School District No. 2 Series A, GO	3.000	03-01-33	3,470,000	3,332,161
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-48	1,000,000	828,010
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.250	06-01-40	1,000,000	782,396
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (C)	6.500	06-01-51	750,000	558,782
South Carolina Jobs-Economic Development Authority Wofford College Project	5.000	04-01-37	220,000	229,080
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	315,000	356,347
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	270,000	308,764
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	650,705
Tennessee 2.3%				21,377,968
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	517,893
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	510,865
City of Lenoir Electric System Revenue	5.000	06-01-35	325,000	373,528
County of Hamblen, GO	4.000	05-01-45	3,080,000	2,984,332
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,340,000	2,372,923
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-29	2,000,000	2,140,228
36	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	$1,735,790
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,746,592
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	959,619
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,014,981
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,027,988
Tennessee Energy Acquisition Corp. Gas Supply Revenue	4.000	11-01-49	5,015,000	4,993,229
Texas 9.0%				82,592,961
Alamo Community College District, GO	4.000	08-15-38	1,920,000	1,929,247
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	163,757
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	144,156
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	112,307
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	136,485
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	135,882
Bullard Independent School District, GO	2.750	02-15-52	500,000	491,768
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	518,468
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,007,971
Chambers County Improvement District No. 1, GO	4.000	09-01-45	850,000	792,795
City of Austin Electric Utility Revenue (B)	5.000	11-15-37	5,000,000	5,002,664
City of Austin Water & Wastewater System Revenue	5.000	11-15-28	3,000,000	3,318,712
City of Austin Water & Wastewater System Revenue	5.000	11-15-29	3,000,000	3,371,424
City of Austin Water & Wastewater System Revenue, Series A	3.200	05-15-28	975,000	947,276
City of Beaumont Series 2 (B)	4.000	09-01-47	500,000	464,813
City of Denton, GO	5.000	02-15-43	1,500,000	1,525,046
City of Georgetown Utility System Revenue (B)(E)	5.250	08-15-53	1,525,000	1,630,144
City of Houston Series A, AMT	4.000	07-01-47	1,120,000	1,038,394
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	37

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	$4,453,933
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	830,000	805,617
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc.	4.000	08-15-42	1,000,000	970,623
Comal County Water Control & Improvement District No. 6 Series A, GO (B)	4.375	03-01-32	1,480,000	1,525,001
County of Collin, GO	3.000	02-15-38	1,000,000	843,741
County of Collin, GO	3.000	02-15-39	1,000,000	834,398
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,032,104
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	98,654
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-27	950,000	1,017,076
Fort Bend County Municipal Utility District No. 182, GO (B)	5.250	09-01-28	1,090,000	1,186,383
Fort Bend County Municipal Utility District No. 50, GO (B)	4.125	09-01-52	1,000,000	903,125
Grand Parkway Transportation Corp. Grand Parkway System, Series C	4.000	10-01-45	4,000,000	3,725,794
Grand Parkway Transportation Corp. Series B	5.000	04-01-53	4,000,000	4,020,350
Gulf Coast Authority Series B	5.000	10-01-32	450,000	521,688
Gulf Coast Authority Series B	5.000	10-01-33	520,000	607,761
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,130,000	2,131,694
Gulf Coast Water Authority Thomas S. Mackey Water Treatment Plant Expansion Project, Series A	4.375	08-15-47	400,000	401,307
Gunter Independent School District, GO	4.000	02-15-48	1,000,000	954,800
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	800,497
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Healthcare System Project (SIFMA + 0.850%) (A)	4.260	07-01-49	1,500,000	1,473,957
Harris County Industrial Development Corp. Energy Transfer LP Project	4.050	11-01-50	2,250,000	2,254,161
Harris County Municipal Utility District No. 489, GO (B)	3.000	09-01-24	1,000,000	986,379
Harris County Municipal Utility District No. 489, GO (B)	4.000	09-01-30	600,000	609,258
38	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489, GO (B)	4.125	09-01-31	780,000	$795,621
Harris County Municipal Utility District No. 489, GO (B)	4.250	09-01-32	730,000	747,774
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	380,000	362,233
Love Field Airport Modernization Corp. Southwest Airlines Company Project, AMT	5.000	11-01-28	700,000	700,081
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,037,129
Matagorda County Navigation District No. 1 Central Power and Light Company, AMT	0.900	05-01-30	500,000	494,544
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,890,000	1,682,952
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-32	335,000	360,464
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-33	350,000	376,341
Northlake Municipal Management District No. 2, GO (B)	5.000	03-01-35	750,000	804,533
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-27	265,000	291,094
Northlake Municipal Management District No. 2, GO (B)	6.625	03-01-28	280,000	315,633
Northwest Harris County Municipal Utility District No. 5, GO (B)(E)	4.000	05-01-32	1,060,000	1,076,421
Northwest Harris County Municipal Utility District No. 5, GO (B)(E)	4.000	05-01-33	860,000	870,482
Northwest Harris County Municipal Utility District No. 5, GO (B)(E)	4.000	05-01-34	1,060,000	1,069,976
Port Authority of Houston of Harris County Texas 1st Lien	4.000	10-01-46	2,125,000	2,034,303
Spring Independent School District School Building, GO	5.000	08-15-42	1,150,000	1,189,082
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-34	1,460,000	1,461,048
Sunfield Municipal Utility District No. 4, GO (B)	4.000	09-01-48	1,000,000	903,333
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	1,000,000	1,101,029
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	516,253
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-31	1,000,000	1,034,686
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	39

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	$1,967,404
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	531,849
Viridian Municipal Management District Texas Utility Improvement, GO (B)	4.000	12-01-30	965,000	979,086
Utah 0.9%				7,859,990
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,146,530
Utah Charter School Finance Authority Legacy Preparatory Academy Project	4.000	04-15-42	1,250,000	1,142,802
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	915,341
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	570,000	553,834
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	383,188
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	108,097
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	109,678
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	111,258
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	112,333
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	100,000	113,533
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.250	06-01-33	100,000	115,369
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,048,027
Vermont 0.5%				4,572,187
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	500,495
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	576,701
Vermont Educational & Health Buildings Financing Agency Middlebury College Project	4.000	11-01-50	3,665,000	3,494,991
40	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.3%				$2,617,415
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,466,096
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	1,150,000	1,151,319
Virginia 2.3%				20,581,462
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,769,170
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	997,816
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	290,000	290,265
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A (E)	3.650	02-01-32	1,000,000	992,491
County of Fairfax Series A, GO	4.000	10-01-33	1,575,000	1,636,189
County of Fairfax Series A, GO	4.000	10-01-39	6,000,000	6,086,305
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A (E)	3.650	11-01-35	1,000,000	992,491
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	1,000,000	1,028,166
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	500,000	456,518
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,890,574
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	165,000	150,828
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	812,159
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,485,999
York County Economic Development Authority Virginia Electric & Power Company Project, Series A (E)	3.650	05-01-33	1,000,000	992,491
Washington 2.4%				21,805,853
City of Bellevue, GO	4.000	12-01-43	1,000,000	988,922
City of Seattle Municipal Light & Power Revenue Series A	4.000	07-01-38	1,025,000	1,037,846
Energy Northwest Columbia Generating Station	5.000	07-01-39	5,105,000	5,612,961
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	41

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	$1,663,584
Port of Seattle Series C, AMT	5.000	08-01-25	1,535,000	1,574,829
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	1,823,869
State of Washington Series A, GO	4.000	02-01-36	5,000,000	5,196,508
State of Washington Series R 2021-D, GO	4.000	07-01-39	3,000,000	3,019,280
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	970,895	888,054
West Virginia 0.3%				2,942,765
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	1,000,000	1,064,044
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-51	2,000,000	1,878,721
Wisconsin 2.0%				18,681,718
County of Waushara Series A	4.500	06-01-27	1,200,000	1,226,766
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	1,500,000	1,389,363
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,500,000	2,476,894
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	700,000	715,340
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (C)	5.250	05-15-42	1,230,000	1,107,065
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	410,000	415,547
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,027,800
Public Finance Authority Viticus Group Project, Series A (C)	4.000	12-01-41	500,000	402,131
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	1,016,860
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,852,634
Waunakee Community School District, GO	3.250	04-01-28	4,000,000	3,918,927
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	975,000	1,040,567
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	306,078
42	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	500,000	$402,734
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-45	500,000	383,012
Wyoming 0.5%				4,123,949

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,720,000	4,123,949
Corporate bonds 0.3%				$2,890,627
(Cost $4,489,968)
Health care 0.2%				2,237,500
Health care providers and services 0.2%
Tower Health	4.451	02-01-50	5,000,000	2,237,500
Industrials 0.1%				653,127
Construction and engineering 0.1%
LBJ Infrastructure Group LLC (C)	3.797	12-31-57	1,000,000	653,127

	Shares	Value
Closed-end funds 0.3%		$2,627,550
(Cost $2,714,284)
BlackRock Municipal Income Trust	75,000	730,500
BlackRock MuniYield Fund, Inc.	75,000	762,000
Eaton Vance Municipal Bond Fund	115,000	1,135,050

	Yield (%)	Shares	Value
Short-term investments 1.1%			$9,952,545
(Cost $9,953,790)
Short-term funds 1.1%
John Hancock Collateral Trust (F)	4.5317(G)	995,713	9,952,545

Total investments (Cost $934,108,607) 100.6%			$919,511,607
Other assets and liabilities, net (0.6%)			(5,807,588)
Total net assets 100.0%			$913,704,019

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	43

(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-23.
At 5-31-23, the aggregate cost of investments for federal income tax purposes was $932,192,207. Net unrealized depreciation aggregated to $12,680,600, of which $11,797,529 related to gross unrealized appreciation and $24,478,129 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	6.4
Build America Mutual Assurance Company	3.8
National Public Finance Guarantee Corp.	0.6
Ambac Financial Group, Inc.	0.2
Assured Guaranty Corp.	0.2
California Mortgage Insurance	0.2
TOTAL	11.4
44	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-23

Assets
Unaffiliated investments, at value (Cost $924,154,817)	$909,559,062
Affiliated investments, at value (Cost $9,953,790)	9,952,545
Total investments, at value (Cost $934,108,607)	919,511,607
Dividends and interest receivable	11,625,222
Receivable for fund shares sold	4,834,739
Receivable for investments sold	7,326,379
Receivable from affiliates	20,026
Other assets	165,183
Total assets	943,483,156
Liabilities
Distributions payable	91,420
Payable for investments purchased	9,618,246
Payable for delayed delivery securities purchased	18,704,535
Payable for fund shares repurchased	1,133,257
Payable to affiliates
Accounting and legal services fees	90,250
Transfer agent fees	17,131
Distribution and service fees	7,932
Trustees’ fees	1,613
Other liabilities and accrued expenses	114,753
Total liabilities	29,779,137
Net assets	$913,704,019
Net assets consist of
Paid-in capital	$937,783,525
Total distributable earnings (loss)	(24,079,506)
Net assets	$913,704,019

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($453,714,241 ÷ 51,169,078 shares)[1]	$8.87
Class C ($9,183,708 ÷ 1,035,881 shares)[1]	$8.87
Class I ($333,204,597 ÷ 37,518,490 shares)	$8.88
Class R6 ($117,601,473 ÷ 13,238,376 shares)	$8.88
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	45

STATEMENT OF OPERATIONS For the year ended 5-31-23

Investment income
Interest	$27,824,310
Dividends from affiliated investments	702,775
Dividends	58,079
Total investment income	28,585,164
Expenses
Investment management fees	3,703,631
Distribution and service fees	1,159,414
Accounting and legal services fees	164,442
Transfer agent fees	187,700
Trustees’ fees	16,323
Custodian fees	94,064
State registration fees	222,784
Printing and postage	57,401
Professional fees	103,828
Other	40,557
Total expenses	5,750,144
Less expense reductions	(680,628)
Net expenses	5,069,516
Net investment income	23,515,648
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(11,145,831)
Affiliated investments	2,828
Futures contracts	2,369,986
(8,773,017)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(10,634,268)
Affiliated investments	(1,823)
Futures contracts	(245,512)
(10,881,603)
Net realized and unrealized loss	(19,654,620)
Increase in net assets from operations	$3,861,028
46	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-23	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$23,515,648	$12,592,277
Net realized gain (loss)	(8,773,017)	1,723,044
Change in net unrealized appreciation (depreciation)	(10,881,603)	(47,677,402)
Increase (decrease) in net assets resulting from operations	3,861,028	(33,362,081)
Distributions to shareholders
From earnings
Class A	(13,069,392)	(11,990,992)
Class C	(247,260)	(277,209)
Class I	(7,240,114)	(729,243)
Class R6	(2,628,655)	(460,250)
Total distributions	(23,185,421)	(13,457,694)
From fund share transactions	398,153,388	85,966,026
Total increase	378,828,995	39,146,251
Net assets
Beginning of year	534,875,024	495,728,773
End of year	$913,704,019	$534,875,024
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	47

Financial highlights
CLASS A SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.19	$10.14	$9.55	$9.83	$9.65
Net investment income[1]	0.28	0.25	0.27	0.29	0.34
Net realized and unrealized gain (loss) on investments	(0.32)	(0.93)	0.60	(0.28)	0.18
Total from investment operations	(0.04)	(0.68)	0.87	0.01	0.52
Less distributions
From net investment income	(0.28)	(0.27)	(0.28)	(0.29)	(0.34)
Net asset value, end of period	$8.87	$9.19	$10.14	$9.55	$9.83
Total return (%)[2,3]	(0.44)	(6.94)	9.34	0.09	5.55
Ratios and supplemental data
Net assets, end of period (in millions)	$454	$399	$450	$417	$439
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.91	0.93	0.93	0.93
Expenses including reductions	0.74	0.80	0.82	0.82	0.83
Net investment income	3.14	2.55	2.75	2.97	3.52
Portfolio turnover (%)	38	32	20	54	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
48	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.19	$10.14	$9.55	$9.83	$9.65
Net investment income[1]	0.21	0.18	0.20	0.22	0.26
Net realized and unrealized gain (loss) on investments	(0.32)	(0.93)	0.60	(0.28)	0.19
Total from investment operations	(0.11)	(0.75)	0.80	(0.06)	0.45
Less distributions
From net investment income	(0.21)	(0.20)	(0.21)	(0.22)	(0.27)
Net asset value, end of period	$8.87	$9.19	$10.14	$9.55	$9.83
Total return (%)[2,3]	(1.18)	(7.55)	8.42	(0.65)	4.76
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$12	$15	$27	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.66	1.68	1.68	1.68
Expenses including reductions	1.49	1.55	1.57	1.57	1.58
Net investment income	2.37	1.80	2.02	2.23	2.77
Portfolio turnover (%)	38	32	20	54	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	49

CLASS I SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.21	$10.16	$9.57	$9.84	$9.66
Net investment income[1]	0.30	0.26	0.29	0.31	0.35
Net realized and unrealized gain (loss) on investments	(0.34)	(0.93)	0.60	(0.27)	0.19
Total from investment operations	(0.04)	(0.67)	0.89	0.04	0.54
Less distributions
From net investment income	(0.29)	(0.28)	(0.30)	(0.31)	(0.36)
Net asset value, end of period	$8.88	$9.21	$10.16	$9.57	$9.84
Total return (%)[2]	(0.39)	(6.69)	9.38	0.35	5.71
Ratios and supplemental data
Net assets, end of period (in millions)	$333	$87	$18	$15	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.66	0.68	0.68	0.68
Expenses including reductions	0.59	0.65	0.67	0.67	0.68
Net investment income	3.32	2.72	2.90	3.13	3.66
Portfolio turnover (%)	38	32	20	54	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
50	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$9.21	$10.16	$9.57	$9.85	$9.67
Net investment income[1]	0.30	0.27	0.29	0.31	0.35
Net realized and unrealized gain (loss) on investments	(0.34)	(0.93)	0.60	(0.28)	0.19
Total from investment operations	(0.04)	(0.66)	0.89	0.03	0.54
Less distributions
From net investment income	(0.29)	(0.29)	(0.30)	(0.31)	(0.36)
Net asset value, end of period	$8.88	$9.21	$10.16	$9.57	$9.85
Total return (%)[2]	(0.37)	(6.66)	9.42	0.28	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$37	$12	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	0.63	0.65	0.65	0.65
Expenses including reductions	0.58	0.62	0.64	0.64	0.64
Net investment income	3.33	2.73	2.92	3.14	3.69
Portfolio turnover (%)	38	32	20	54	33

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	51

Notes to financial statements
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
52	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$904,040,885	—	$904,040,885	—
Corporate bonds	2,890,627	—	2,890,627	—
Closed-end funds	2,627,550	$2,627,550	—	—
Short-term investments	9,952,545	9,952,545	—	—
Total investments in securities	$919,511,607	$12,580,095	$906,931,512	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	53

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2023 were $4,981.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $7,891,148 and a long-term capital loss carryforward of $3,672,170 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2023 and 2022 was as follows:
	May 31, 2023	May 31, 2022
Ordinary income	$328,391	$113,853
54	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

	May 31, 2023	May 31, 2022
Exempt Income	$22,857,030	$13,343,841
Total	$23,185,421	$13,457,694
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2023, the components of distributable earnings on a tax basis consisted of $255,832 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	55

During the year ended May 31, 2023, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $53.8 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2023.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,369,986
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(245,512)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. Prior to October 1, 2022, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.55% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses,
56	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$135,019
Class C	3,195
Class I	81,516
Class	Expense reduction
Class R6	$28,884
Total	$248,614

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2023, were equivalent to a net annual effective rate of 0.47% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $421,430 and $10,584 for Class A and Class C shares, respectively, for the year ended May 31, 2023.
ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	57

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $291,496 for the year ended May 31, 2023. Of this amount, $40,723 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $250,773 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to August 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2023, CDSCs received by the Distributor amounted to $53,261 and $7,315 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,053,576	$117,667
Class C	105,838	2,992
Class I	—	59,699
Class R6	—	7,342
Total	$1,159,414	$187,700
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
58	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2023 and 2022 were as follows:
	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,367,879	$154,417,983	4,949,188	$48,347,540
Distributions reinvested	1,356,065	12,041,854	1,102,655	10,840,735
Repurchased	(10,960,238)	(97,614,761)	(6,982,098)	(67,433,183)
Net increase (decrease)	7,763,706	$68,845,076	(930,255)	$(8,244,908)
Class C shares
Sold	474,091	$4,229,357	164,298	$1,603,300
Distributions reinvested	26,985	239,567	27,241	268,324
Repurchased	(722,257)	(6,434,420)	(452,487)	(4,417,607)
Net decrease	(221,181)	$(1,965,496)	(260,948)	$(2,545,983)
Class I shares
Sold	37,832,188	$335,935,043	8,305,895	$76,465,275
Distributions reinvested	804,284	7,156,159	73,400	712,350
Repurchased	(10,601,571)	(93,940,955)	(704,926)	(6,645,505)
Net increase	28,034,901	$249,150,247	7,674,369	$70,532,120
Class R6 shares
Sold	11,971,811	$106,573,936	3,358,609	$31,244,322
Distributions reinvested	295,301	2,628,041	47,140	460,188
Repurchased	(3,055,567)	(27,078,416)	(577,050)	(5,479,713)
Net increase	9,211,545	$82,123,561	2,828,699	$26,224,797
Total net increase	44,788,971	$398,153,388	9,311,865	$85,966,026
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $676,596,026 and $277,108,290, respectively, for the year ended May 31, 2023.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
ANNUAL REPORT | JOHN HANCOCK Municipal Opportunities Fund	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	995,713	$26,028,588	$293,963,394	$(310,040,442)	$2,828	$(1,823)	$702,775	—	$9,952,545
60	JOHN HANCOCK Municipal Opportunities Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	61

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2023.
98.82% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
62	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Municipal Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	63

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
64	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1989	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	65

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

66	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	67

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
68	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	69

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2932982	52A 5/23
7/2023

Annual report
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
May 31, 2023

A message to shareholders
Note: Effective June 29, 2023, Kristie M. Feinberg is the President of the John Hancock funds.
Dear shareholder,
Global fixed-income markets declined during the 12 months ended May 31, 2023. Key factors included high inflation levels and efforts by the world’s central banks to curb the inflationary pressures. Although inflation in most regions of the world peaked early on during the period, it remained well above historical averages, so central banks stayed vigilant throughout the 12 months. As a result, benchmark interest rates in many countries reached their highest levels in more than a decade.
In this environment, global bond yields rose sharply, putting significant downward pressure on bond prices. Short-term bond yields rose the most, reflecting the central bank rate hikes. On a regional basis, North American bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds posted the best returns, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Municipal Opportunities Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Statement regarding liquidity risk management
34	Trustees and Officers
38	More information
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return exempt from federal income tax as is consistent with preservation of capital.
TOTAL RETURNS AS OF 5/31/2023 (%)

The Bloomberg Municipal 1-5 Year Index tracks the performance of U.S. dollar-denominated tax-exempt bonds with maturities of between 1-5 years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Flat performance for short-term municipal bonds
Short-term municipal bonds were little changed overall despite a series of short-term interest-rate increases by the U.S. Federal Reserve and significant municipal bond market outflows, which led to a meaningful increase in market volatility.
The fund outperformed
The fund produced a positive return before sales charges and outperformed its benchmark, the Bloomberg Municipal 1–5 Year Bond Index.
Yield curve positioning aided results
The fund’s holdings of municipal bonds with longer maturities contributed the most to the outperformance of its benchmark.
PORTFOLIO COMPOSITION AS OF 5/31/2023 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

QUALITY COMPOSITION AS OF 5/31/2023 (% of total investments)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-23 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2023 (% of total investments)

4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Management’s discussion of fund performance
Note: John Hancock Short Duration Municipal Opportunities Fund launched on June 9, 2022. The material below reflects its performance during the abbreviated period of June 9, 2022 through May 31, 2023.
How did short-term municipal bonds perform during the abbreviated period?
Short-term municipal bonds were largely unchanged, but they experienced substantial volatility along the way. Persistently high inflation led the U.S. Federal Reserve (Fed) to raise short-term interest rates a total of eight times over the 12 months, which contributed to a broad rise in bond yields. This was especially true for short-term bonds, which are the most sensitive to Fed rate moves. In addition, the municipal bond market faced significant investor outflows, which put further downward pressure on municipal bond prices.
Nonetheless, short-term municipal bonds rallied in late 2022 and early 2023 as inflation concerns began to ease, and they also advanced in the last few months of the period amid expectations that the Fed was near the end of its rate-hike cycle. The end result was a small gain for short-term municipal bonds.
How were credit conditions in the municipal bond market during the period?
Municipal credit quality remained robust. Over the past three years, state and local tax revenues have outpaced expectations, which has allowed governments to improve pension funding and build up record-high rainy-day funds. Given their strong financial status, we believe state and local governments should be well positioned to handle any forthcoming economic slowdown that may result from the Fed rate hikes.
How did the fund perform?
The fund posted a positive return for the period and outperformed its benchmark. One factor behind the outperformance was the fund’s yield curve positioning, particularly greater exposure to bonds at the long end of the fund’s maturity range. The fund also benefited from its holdings of education-related municipal bonds, particularly those funding charter schools and higher education, and industrial development bonds.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

On the downside, the fund’s positions in healthcare-related municipal bonds detracted from performance. The fund holds positions in hospitals and senior living facilities, and a tight labor market for healthcare professionals created challenges for these facilities, particularly in small, rural areas.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2023

	Cumulative total returns (%) with maximum sales charge	SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	Since inception (6-9-22)	as of 5-31-23	as of 5-31-23	as of 5-31-23
Class A	-0.61	3.21	-1.44	5.42
Class C	-0.04	2.60	-2.24	4.39
Class I1	1.83	3.49	-1.26	5.90
Class R6[1]	1.84	3.51	-1.24	5.93
Index††	0.00	—	—	—
Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.25% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.38	2.13	1.13	1.10
Net (%)	0.62	1.37	0.47	0.44
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index is the Bloomberg Municipal 1-5 Year Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Municipal Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Municipal 1-5 Year Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	6-9-22	9,996	10,094	10,000
Class I1	6-9-22	10,183	10,183	10,000
Class R6[1]	6-9-22	10,184	10,184	10,000
The Bloomberg Municipal 1-5 Year Index tracks the performance of U.S. dollar-denominated tax-exempt bonds with maturities of between 1-5 years.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023. Look in any other fund shareholder report to
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	9

find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2022	Ending value on 5-31-2023	Expenses paid during period ended 5-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,019.80	$3.02	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Class C	Actual expenses/actual returns	1,000.00	1,016.00	6.79	1.35%
	Hypothetical example	1,000.00	1,018.20	6.79	1.35%
Class I	Actual expenses/actual returns	1,000.00	1,020.50	2.37	0.47%
	Hypothetical example	1,000.00	1,022.60	2.37	0.47%
Class R6	Actual expenses/actual returns	1,000.00	1,020.60	2.22	0.44%
	Hypothetical example	1,000.00	1,022.70	2.22	0.44%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-23
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 107.2%				$21,202,378
(Cost $21,613,193)
Alabama 4.0%				795,436
Black Belt Energy Gas District Alabama Gas Supply Revenue, Series B	5.250	12-01-53	250,000	268,549
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	248,789
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	278,098
Arizona 2.7%				528,064
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	500,000	512,547
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,517
California 6.2%				1,223,580
California Community Choice Financing Authority Clean Energy Project, Series A1	4.000	02-01-24	100,000	99,782
California Community Choice Financing Authority Clean Energy Project, Series B	4.000	02-01-52	250,000	247,824
California School Finance Authority Partnership to Uplift Communities Project (A)	5.500	08-01-43	200,000	201,531
City of Los Angeles Anticipation Notes	4.000	06-29-23	500,000	500,343
River Islands Public Financing Authority Community Facilities District No. 2003-1 (B)	3.450	09-01-23	175,000	174,100
Connecticut 0.1%				15,526
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series M	5.000	07-01-36	15,000	15,526
Delaware 2.3%				453,457
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	453,457
Florida 6.0%				1,196,823
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-26	100,000	103,946
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	540,249
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	156,836
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	184,260
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	$211,532
Georgia 6.7%				1,320,878
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	249,120
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	517,515
Development Authority of Cobb County Georgia Tech Research Institute Campus LLC, Series A	5.000	06-01-49	25,000	25,972
Downtown Savannah Authority Chatham County Judicial Complex	5.000	06-01-29	500,000	528,271
Idaho 1.0%				207,025
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-26	100,000	102,929
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-27	100,000	104,096
Illinois 7.4%				1,454,453
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	564,010
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	335,000	324,661
Lake County Consolidated High School District No. 120 Mundelein Series A, GO	5.500	12-01-27	515,000	565,782
Indiana 3.9%				780,061
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	507,134
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	178,465
Indiana Municipal Power Agency Series A	5.000	01-01-42	90,000	94,462
Kentucky 2.5%				488,735
County of Boone Duke Energy Project	3.700	08-01-27	500,000	488,735
Maryland 0.3%				52,316
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	52,316
Massachusetts 7.0%				1,376,259
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	5.000	07-01-38	10,000	10,566
12	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Boston College, Series T	5.000	07-01-38	75,000	$80,008
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-52	750,000	771,290
Massachusetts School Building Authority Series A	5.000	11-15-42	500,000	514,395
Michigan 1.2%				247,913
Michigan Strategic Fund Recycled Board Machine Project, AMT	4.000	10-01-61	250,000	247,913
Minnesota 0.1%				10,776
University of Minnesota Series A	5.000	09-01-35	10,000	10,776
Nevada 0.1%				10,585
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,585
New Jersey 2.8%				553,248
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	553,248
New York 6.0%				1,193,365
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	20,000	20,363
Metropolitan Transportation Authority Series A-2	5.000	11-15-28	500,000	518,337
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	154,665
TSASC, Inc. Series B	5.000	06-01-23	500,000	500,000
North Carolina 0.0%				5,117
North Carolina Agricultural & Technical State University Series A	5.000	10-01-40	5,000	5,117
Ohio 4.3%				844,315
Copley-Fairlawn City School District Facilities Construction and Improvement, GO	5.000	12-01-40	275,000	290,991
Ohio Higher Educational Facility Commission University of Dayton	5.000	02-01-30	500,000	553,324
Oklahoma 7.5%				1,491,255
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-26	100,000	105,276
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-27	145,000	154,710
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	259,138
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	$245,255
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	196,065
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	530,811
Oregon 1.0%				196,475
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	196,475
Pennsylvania 4.3%				845,211
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	285,010
Dauphin County General Authority Pinnacle Health System Project, Series A	5.000	06-01-29	490,000	509,426
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,775
Rhode Island 2.5%				503,040
Providence Public Building Authority Capital Improvement Program Projects, Series A (B)	4.000	09-15-24	500,000	503,040
Texas 19.5%				3,866,829
Burleson Independent School District, GO	5.000	02-01-24	500,000	505,190
City of New Braunfels Utility System Revenue	5.000	07-01-23	500,000	500,583
City of Pflugerville, GO (C)	4.000	08-01-49	1,000,000	963,851
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	218,844
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	72,052
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,398
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	489,987
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-24	160,000	162,601
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-28	105,000	113,242
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-29	115,000	125,220
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-30	120,000	132,067
State of Texas Series A, GO	5.000	10-01-23	10,000	10,053
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	70,000	72,741
14	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington 2.6%				$512,974
Port of Seattle Series C, AMT	5.000	08-01-25	500,000	512,974
Wisconsin 5.2%				1,028,662
County of Waushara Series A	4.500	06-01-27	500,000	511,152
Public Finance Authority Friends Homes, Inc. (A)	4.000	09-01-24	110,000	108,744
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	408,766

	Yield (%)	Shares	Value
Short-term investments 3.8%			$751,881
(Cost $751,953)
Short-term funds 3.8%
John Hancock Collateral Trust (D)	4.5317(E)	75,223	751,881

Total investments (Cost $22,365,146) 111.0%			$21,954,259
Other assets and liabilities, net (11.0%)			(2,175,694)
Total net assets 100.0%			$19,778,565

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 5-31-23.
At 5-31-23, the aggregate cost of investments for federal income tax purposes was $22,361,925. Net unrealized depreciation aggregated to $407,666, of which $48,839 related to gross unrealized appreciation and $456,505 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	5.5
TOTAL	5.5
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-23

Assets
Unaffiliated investments, at value (Cost $21,613,193)	$21,202,378
Affiliated investments, at value (Cost $751,953)	751,881
Total investments, at value (Cost $22,365,146)	21,954,259
Interest receivable	294,383
Receivable for investments sold	978,143
Receivable for delayed delivery securities sold	938,430
Receivable from affiliates	3,924
Other assets	51,000
Total assets	24,220,139
Liabilities
Distributions payable	51,851
Payable for investments purchased	784,708
Payable for delayed delivery securities purchased	3,562,500
Payable to affiliates
Accounting and legal services fees	1,312
Transfer agent fees	148
Trustees’ fees	34
Other liabilities and accrued expenses	41,021
Total liabilities	4,441,574
Net assets	$19,778,565
Net assets consist of
Paid-in capital	$20,063,903
Total distributable earnings (loss)	(285,338)
Net assets	$19,778,565

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($86,417 ÷ 8,770 shares)[1]	$9.85
Class C ($85,786 ÷ 8,708 shares)	$9.85
Class I ($49,262 ÷ 5,000 shares)	$9.85
Class R6 ($19,557,100 ÷ 1,985,000 shares)	$9.85
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 5-31-231

Investment income
Interest	$656,969
Dividends from affiliated investments	7,927
Total investment income	664,896
Expenses
Investment management fees	71,507
Distribution and service fees	829
Accounting and legal services fees	3,389
Transfer agent fees	1,828
Trustees’ fees	439
Custodian fees	14,611
State registration fees	82,072
Printing and postage	32,300
Professional fees	144,742
Other	12,333
Total expenses	364,050
Less expense reductions	(278,417)
Net expenses	85,633
Net investment income	579,263
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	196,524
Affiliated investments	47
196,571
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(410,815)
Affiliated investments	(72)
(410,887)
Net realized and unrealized loss	(214,316)
Increase in net assets from operations	$364,947
[1] Period from 6-9-22 (commencement of operations) to 5-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	17

STATEMENT OF CHANGES IN NET ASSETS

Period ended 5-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$579,263
Net realized gain	196,571
Change in net unrealized appreciation (depreciation)	(410,887)
Increase in net assets resulting from operations	364,947
Distributions to shareholders
From earnings
Class A	(1,834)
Class C	(1,718)
Class I	(1,639)
Class R6	(654,179)
Total distributions	(659,370)
From fund share transactions	20,072,988
Total increase	19,778,565
Net assets
Beginning of period	—
End of period	$19,778,565

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
18	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.28
Net realized and unrealized gain (loss) on investments	(0.12)
Total from investment operations	0.16
Less distributions
From net investment income	(0.31)
Net asset value, end of period	$9.85
Total return (%)[3,4]	1.68[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15[7]
Expenses including reductions	0.61[7]
Net investment income	2.87[7]
Portfolio turnover (%)	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	19

CLASS C SHARES Period ended	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.19
Net realized and unrealized gain (loss) on investments	(0.10)
Total from investment operations	0.09
Less distributions
From net investment income	(0.24)
Net asset value, end of period	$9.85
Total return (%)[3,4]	0.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.90[7]
Expenses including reductions	1.36[7]
Net investment income	1.97[7]
Portfolio turnover (%)	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
20	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.29
Net realized and unrealized gain (loss) on investments	(0.11)
Total from investment operations	0.18
Less distributions
From net investment income	(0.33)
Net asset value, end of period	$9.85
Total return (%)[3]	1.83[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[6]
Expenses including reductions	0.46[6]
Net investment income	2.97[6]
Portfolio turnover (%)	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	21

CLASS R6 SHARES Period ended	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.29
Net realized and unrealized gain (loss) on investments	(0.11)
Total from investment operations	0.18
Less distributions
From net investment income	(0.33)
Net asset value, end of period	$9.85
Total return (%)[3]	1.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[5]
Expenses including reductions	0.44[5]
Net investment income	2.99[5]
Portfolio turnover (%)	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on June 9, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	23

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$21,202,378	—	$21,202,378	—
Short-term investments	751,881	$751,881	—	—
Total investments in securities	$21,954,259	$751,881	$21,202,378	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
24	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT

Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the period ended May 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the period ended May 31, 2023 were $2,869.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.The fund incurred offering costs of $191,719 which are amortized over the fund’s first year of operations. During the period ended May 31, 2023, $187,126 of offering costs were expensed and $4,590 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended May 31, 2023 was as follows:
May 31, 2023
Ordinary income	$26,661
Exempt Income	632,709
Total	$659,370
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2023, the components of distributable earnings on a tax basis consisted of $174,179 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable.
ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	25

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended May 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.43% of daily average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 20, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended May 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$904
Class C	1,042
Class I	694
Class	Expense reduction
Class R6	$275,651
Total	$278,291

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended May 31, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
26	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended May 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $57 and $69 for Class A and Class C shares, respectively, for the period ended May 31, 2023.
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended May 31, 2023, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended May 31, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended May 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$142	$16
Class C	687	19
ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	27

Class	Distribution and service fees	Transfer agent fees
Class I	—	$14
Class R6	—	1,779
Total	$829	$1,828
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended May 31, 2023 were as follows:
	Period ended 5-31-23[1]
	Shares	Amount
Class A shares
Sold	9,510	$94,474
Distributions reinvested	26	262
Repurchased	(766)	(7,510)
Net increase	8,770	$87,226
Class C shares
Sold	8,657	$85,253
Distributions reinvested	51	509
Net increase	8,708	$85,762
Class I shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class R6 shares
Sold	1,985,000	$19,850,000
Net increase	1,985,000	$19,850,000
Total net increase	2,007,478	$20,072,988

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
Affiliates of the fund owned 57%, 57%, 100% and 100% of shares of Class A, Class C, Class I and Class R6, respectively, on May 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $71,248,199 and $50,173,413, respectively, for the period ended May 31, 2023.
28	JOHN HANCOCK Short Duration Municipal Opportunities Fund | ANNUAL REPORT

Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	75,223	—	$3,972,878	$(3,220,972)	$47	$(72)	$7,927	—	$751,881
ANNUAL REPORT | JOHN HANCOCK Short Duration Municipal Opportunities Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Short Duration Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 9, 2022 (commencement of operations) through May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations, changes in its net assets and the financial highlights for the period June 9, 2022 (commencement of operations) through May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended May 31, 2023.
88.09% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Short Duration Municipal Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
32	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	33

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1986	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
34	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	35

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
36	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2932996	489A 5/23
7/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2023 and 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock High Yield Municipal Bond Fund	$46,248	$43,750
John Hancock Municipal Opportunities Fund	42,551	40,249
John Hancock Short Duration Municipal Opportunities Fund1	29,372	-
Total	$118,171	$83,999

1John Hancock Short Duration Municipal Opportunities Fund commenced operations on 6-9-2022.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were as follows:

Fund	May 31, 2023	May 31, 2022
John Hancock High Yield Municipal Bond Fund	$1,134	$776
John Hancock Municipal Opportunities Fund	1,134	776
John Hancock Short Duration Municipal Opportunities Fund1	1,071	-
Total	$3,339	$1,552

1John Hancock Short Duration Municipal Opportunities Fund commenced operations on 6-9-2022.

Amounts billed to control affiliates were $121,890 and $119,500 for the fiscal years ended May 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2023 and 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock High Yield Municipal Bond Fund	$4,027	$3,835
John Hancock Municipal Opportunities Fund	4,027	3,835
John Hancock Short Duration Municipal Opportunities Fund1	4,110	-
Total	$12,164	$7,670

1John Hancock Short Duration Municipal Opportunities Fund commenced operations on 6-9-2022.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2023 and 2022:

Fund	May 31, 2023	May 31, 2022
John Hancock High Yield Municipal Bond Fund	$57	$305
John Hancock Municipal Opportunities Fund	57	305
John Hancock Short Duration Municipal Opportunities Fund1	-	-
Total	$114	$610

1John Hancock Short Duration Municipal Opportunities Fund commenced operations on 6-9-2022.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,244,986 for the fiscal year ended May 31, 2023 and $954,708 for the fiscal year ended May 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

Peter S. Burgess - retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 13, 2023